Loans and Obligations - Summary of Convertible Preferred Shares (Detail) - BRL (R$) R$ in Thousands			2 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Net foreign exchange loss/(gain)			R$ (210)	R$ (20,807)	R$ (33)	R$ (472)
Closing balance December 31, 2023	R$ 577,982	R$ 431,333		577,982	431,334
Convertible Preferred Shares [Member]
Disclosure Of Changes In Convertible Preferred Shares [Line Items]
Fair value of the convertible preferred shares, net of transaction costs					439,651
Net foreign exchange loss/(gain)				136,374	(16,513)
Interest expense				49,261	8,195
Interest paid				(38,986)
Closing balance December 31, 2023				577,982	R$ 431,333
Current	12,398		12,398	12,398
Non-current	R$ 565,584		R$ 565,584	R$ 565,584